[LOGO] M F S(SM)                                              Semiannual Report
INVESTMENT MANAGEMENT                                          October 31, 1997

MFS(R) LIMITED MATURITY FUND




[Graphic Omitted]

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Portfolio Manager's Overview ..............................................  2
Portfolio Manager's Profile ...............................................  3
Portfolio Concentration ...................................................  3
Fund Facts ................................................................  4
Performance Summary .......................................................  4
Portfolio of Investments ..................................................  6
Financial Statements ......................................................  9
Notes to Financial Statements ............................................. 17
The MFS Family of Funds(R) ................................................ 24
Trustees and Officers ..................................................... 25

   HIGHLIGHTS

   o FOR THE SIX MONTHS ENDED OCTOBER 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 4.39%, CLASS B SHARES 3.98%, CLASS C SHARES 3.95%, AND CLASS I SHARES 4.47%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

   o THE PERIOD SAW STRONG RETURNS FROM U.S. FIXED-INCOME MARKETS, AS THE PROSPECTS FOR CONTINUED STEADY ECONOMIC GROWTH AND LOW INFLATION SPARKED A RALLY IN U.S. TREASURIES. INTEREST RATES ON TWO-YEAR TREASURIES DECLINED FROM 6.25% ON MAY 1, 1997, TO AROUND 5.50% BY THE END OF OCTOBER.

   o THE FUND'S PERFORMANCE DURING THIS PERIOD BENEFITED FROM THE DECLINE IN INTEREST RATES, AS WELL AS FROM THE FUND'S OVERWEIGHTING IN
     INVESTMENT-GRADE CORPORATE SECURITIES.

   o MAJOR COMMITMENTS FOR THE FUND INCLUDE THE BANK AND FINANCE SECTORS AND TELECOMMUNICATIONS. THE STEADY-GROWTH, LOW-INFLATION ENVIRONMENT HAS HELPED BOTH BANKING AND BROKERAGE COMPANIES, WHILE A CONTINUED FOCUS ON DEBT REDUCTION AND INCREASING CASH FLOWS SHOULD RESULT IN FURTHER CREDIT UPGRADES FOR THE TELECOMMUNICATIONS INDUSTRY.

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:
An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. The rapid pace of growth seen in the first quarter slowed to an annual rate of 3.3% in the second quarter and 3.5% in the third. We believe economic momentum will carry well into the first quarter of 1998, as the money supply is increasing at a rapid rate, and it still appears that Christmas sales could be quite good. Because economic growth continues to be impressive, markets are likely to continue to focus on the Federal Reserve Board's (the Fed's) willingness to raise interest rates.

The U.S. government bond market has benefited from the deflationary events in Southeast Asia, while the high-yield and emerging-debt markets have come under severe pressure. Inflation remains under control, and the Fed will most likely take a wait-and-see attitude toward raising interest rates. As a result, our near-term outlook for high-grade markets is neutral to moderately positive. At the same time, high-yield markets, having gone through a substantial correction, could offer reasonable value but require careful selection. Overall, fixed-income markets appear to be reasonably valued.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
    A. Keith Brodkin
    Chairman and President

November 14, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Geoffrey L. Kurinsky]

Geoffrey L. Kurinsky

Dear Shareholders:
The past six months provided strong returns for U.S. fixed-income securities, as the prospects for continued steady economic growth and low inflation sparked a rally in U.S. Treasuries. Interest rates on two-year Treasuries declined from 6.25% on May 1, 1997, to around 5.50% by the end of October. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) This decline was sparked by positive inflation data, which changed the markets' previous expectations that the Fed would have to raise interest rates. We believe the Fed will most likely take a wait-and-see attitude toward raising rates, especially given the market turmoil in the Pacific Rim, which could slow the pace of economic growth globally.

As a result of the market rally, all classes of the Fund's shares provided strong returns for the six-month period ended October 31, 1997. Class A shares provided a total return of 4.39%, Class B shares 3.98%, Class C shares 3.95%, and Class I shares 4.47%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges.

The Fund's performance during this period benefited from the decline in interest rates and the Fund's overweighting in investment-grade corporate securities. As is typical during periods of strong economic activity, the 4.51% return of short-term, investment-grade corporate securities rated "BBB" by Standard & Poor's outperformed comparable-maturity Treasury security returns of 4.14%. The weighting in "BBB"-rated investment-grade securities comprises about 66% of the Fund's portfolio, around three times the exposure of the competitive universe as defined by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance. We believe environments like this, characterized by steady economic growth and low inflation, are ideal for the cash flows of corporate America and, by extension, lower- quality, investment-grade securities.

Major commitments for the Fund include the bank and finance sectors, with 18% of assets, and telecommunications, with 17%. The steady-growth, low-inflation environment has been beneficial to both banking and brokerage companies, while the continued focus on debt reduction and increasing cash flows in the telecommunications industry should result in further credit upgrades in coming months.

Respectfully,

/s/ Geoffrey L. Kurinsky
    Geoffrey L. Kurinsky
    Portfolio Manager

   PORTFOLIO MANAGER'S PROFILE

   GEOFFREY L. KURINSKY BEGAN HIS CAREER AT MFS IN 1987 IN THE FIXED INCOME DEPARTMENT, AND WAS NAMED ASSISTANT VICE PRESIDENT IN 1988, VICE PRESIDENT IN 1989, AND SENIOR VICE PRESIDENT IN 1993. A GRADUATE OF THE UNIVERSITY OF MASSACHUSETTS AND THE BOSTON UNIVERSITY GRADUATE SCHOOL OF MANAGEMENT, HE HAS MANAGED MFS(R) LIMITED MATURITY FUND SINCE 1992.

PORTFOLIO CONCENTRATION AS OF OCTOBER 31, 1997

QUALITY RATINGS

        "BBB Corporate Bonds                          66%
        U.S. Government and Agency Obligations        18%
        "AAA" Corporate Bonds                         10%
        "A" Corporate Bonds                            6%


For a more complete breakdown, refer to the Portfolio of Investments.

FUND FACTS

  OBJECTIVE:            THE FUND'S PRIMARY INVESTMENT OBJECTIVE IS TO PROVIDE
                        AS HIGH A LEVEL OF CURRENT INCOME AS IS BELIEVED TO BE
                        CONSISTENT WITH PRUDENT INVESTMENT RISK.

  COMMENCEMENT OF INVESTMENT OPERATIONS:  FEBRUARY 26, 1992

  CLASS INCEPTION:      CLASS A    FEBRUARY 26, 1992

                        CLASS B    SEPTEMBER 7, 1993

                        CLASS C    JULY 1, 1994

                        CLASS I    JANUARY 2, 1997

  SIZE:                 $157.2 MILLION NET ASSETS AS OF OCTOBER 31, 1997

PERFORMANCE SUMMARY

Because mutual funds like MFS Limited Maturity Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN AS OF OCTOBER 31, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year      5 Years   Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return          +4.39%      +6.78%      +32.63%        +40.97%
--------------------------------------------------------------------------------
Average Annual Total Return        --        +6.78%      + 5.81%        + 6.23%
--------------------------------------------------------------------------------
SEC Results                        --        +4.15%      + 5.28%        + 5.76%
--------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year      5 Years   Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return          +3.98%      +5.96%      +28.05%        +36.14%
--------------------------------------------------------------------------------
Average Annual Total Return        --        +5.96%      + 5.07%        + 5.58%
--------------------------------------------------------------------------------
SEC Results                        --        +1.96%      + 4.76%        + 5.44%
--------------------------------------------------------------------------------

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year      5 Years   Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return          +3.95%      +5.89%      +28.97%        +37.10%
--------------------------------------------------------------------------------
Average Annual Total Return        --        +5.89%      + 5.22%        + 5.71%
--------------------------------------------------------------------------------
SEC Results                        --        +4.89%      + 5.22%        + 5.71%
--------------------------------------------------------------------------------

* For the period from the commencement of the Fund's investment operations, February 26, 1992, through October 31, 1997.

CLASS I INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year      5 Years   Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return          +4.47%      +6.85%      +32.69%        +41.05%
--------------------------------------------------------------------------------
Average Annual Total Return        --        +6.85%      + 5.82%        + 6.24%
--------------------------------------------------------------------------------
* For the period from the commencement of the Fund's investment operations, February 26, 1992, through October 31, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 2.50% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the inception of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares.

Class I share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the inception of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included within the Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - October 31, 1997

Bonds - 98.9%
------------------------------------------------------------------------------------------------------
S&P
BOND RATING                                                         PRINCIPAL AMOUNT
(UNAUDITED)          ISSUER                                            (000 OMITTED)             VALUE
------------------------------------------------------------------------------------------------------
                     U.S. Bonds - 89.1%
                       Bank and Finance - 17.9%
BBB                      ADVANTA Corp., 6.574s, 2000                         $ 3,780      $  3,767,110
BB                       Contifinancial Corp., 7.5s, 2002                      9,336         9,498,353
A                        Lehman Brothers Holdings, Inc.,
                           7.375s, 2007                                        5,000         5,153,000
BB                       MBNA Corp., 6.963s, 2002##                            3,000         3,042,600
BBB-                     United Cos. Financial Corp., 7s, 1998                 3,750         3,766,650
BBB-                     United Cos. Financial Corp., 9.35s,
                           1999                                                2,870         3,008,937
                                                                                          ------------
                                                                                          $ 28,236,650

------------------------------------------------------------------------------------------------------
                       Consumer Goods and Services - 5.7%
BBB                      Fingerhut Cos., Inc., 7.375s, 1999                  $ 5,500      $  5,565,340
BBB-                     RJR Nabisco, Inc., 8s, 2001                           3,250         3,357,835
                                                                                          ------------
                                                                                          $  8,923,175

------------------------------------------------------------------------------------------------------
                       Corporate Asset Backed  - 13.2%
NR                       Amerco, 6.65s, 1999##                               $ 5,850      $  5,878,665
NR                       Banamex Credit Card Merchant Voucher,
                           6.25s, 2003                                         7,800         7,790,250
NR                       CST Export Master Trust, 8.22s, 2004                  3,000         3,045,000
AAA                      Merrill Lynch Mortgage Investors, Inc.,
                           9.7s, 2010                                            255           256,173
AA                       Merrill Lynch Mortgage Investors, Inc.,
                           9.75s, 2010                                           118           118,693
AA                       Merrill Lynch Mortgage Investors, Inc.,
                           8.3s, 2011                                             27            26,817
AAA                      Merrill Lynch Mortgage Investors, Inc.,
                           10s, 2011                                              21            21,844
AAA                      Merrill Lynch Mortgage Investors, Inc.,
                           8.103s, 2022                                        2,354         2,368,973
NR                       Time Warner Pass-Through Asset Trust,
                           6.1s, 2001                                          1,330         1,309,412
                                                                                          ------------
                                                                                          $ 20,815,827

------------------------------------------------------------------------------------------------------
                       Forest and Paper Products - 3.4%
BBB-                     Boise Cascade Corp., 9.9s, 2001                     $ 4,715      $  5,276,274
------------------------------------------------------------------------------------------------------
                       Government National Mortgage Association - 5.7%
GOV                      GNMA, 7.5s, 2007 - 2011                             $ 8,189      $  8,426,792
GOV                      GNMA, 12.5s, 2011                                       396           464,475
                                                                                          ------------
                                                                                          $  8,891,267

------------------------------------------------------------------------------------------------------
                       Restaurants and Lodging - 3.9%
BBB+                     Hilton Hotels Corp., 7.375s, 2002                   $ 6,000      $  6,208,125
------------------------------------------------------------------------------------------------------
                       Telecommunications - 16.9%
BB-                      Bell Cablemedia PLC, 11.875s, 2005                  $ 7,465      $  6,457,225
BBB                      Continental Cablevision Inc., 11s, 2007###            8,000         8,962,800
BB                       Tele-Communications, Inc., 7.385s, 2001             $ 5,000      $  5,118,900
NR                       WorldCom, Inc., 8.875s, 2006                          5,550         6,053,441
                                                                                          ------------
                                                                                          $ 26,592,366

------------------------------------------------------------------------------------------------------
                       U.S. Federal Agencies - 7.9%
GOV                      Federal Home Loan Mortgage Corp., 9s, 2020          $ 1,648      $  1,776,289
GOV                      Federal Home Loan Mortgage Corp.,
                           6.35s, 2027                                         7,446         7,469,103
GOV                      Federal National Mortgage Assn.,
                           7.5s, 2001                                          3,103         3,136,751
                                                                                          ------------
                                                                                          $ 12,382,143

------------------------------------------------------------------------------------------------------
                       U.S. Treasury Obligations - 4.8%
GOV                      U.S. Treasury Notes, 5.5s, 2000                     $ 7,350      $  7,300,608
GOV                      U.S. Treasury Notes, 6.25s, 2002###                     180           183,515
                                                                                          ------------
                                                                                          $  7,484,123

------------------------------------------------------------------------------------------------------
                       Utilities - Electric - 9.7%
BBB                      Edison Mission Energy Funding Corp.,
                           6.77s, 2003##                                     $ 2,506      $  2,525,497
BBB-                     Gulf States Utilities Co., 8.21s, 2002                6,000         6,249,900
BBB                      Long Island Lighting Co., 9.625s, 2024                2,500         2,622,550
BBB-                     Salton Sea Funding Corp., 6.69s, 2000                   557           558,651
BBB-                     Salton Sea Funding Corp., 7.02s, 2000                 3,261         3,287,618
                                                                                          ------------
                                                                                          $ 15,244,216

------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                          $140,054,166
------------------------------------------------------------------------------------------------------
                     Foreign Bonds - 9.8%
                       Chile - 2.2%
BBB-                     Empresa Electric Guacolda S.A., 7.6s, 2001##        $ 3,305      $  3,405,406
------------------------------------------------------------------------------------------------------
                       China - 1.2%
BBB-                     Hero Asian BVI Ltd., 9.11s, 2001##                  $ 1,897      $  1,988,520
------------------------------------------------------------------------------------------------------
                       Colombia - 2.0%
BBB-                     Republic of Colombia, 8.75s, 1999                   $ 3,000      $  3,094,110
------------------------------------------------------------------------------------------------------
                       South Korea - 4.4%
BBB+                     Shinhan Bank, 7.25s, 2002##                         $ 7,093      $  6,985,683
------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                       $ 15,473,719
------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $154,336,114)                                               $155,527,885
------------------------------------------------------------------------------------------------------

Repurchase Agreement - 4.4%
------------------------------------------------------------------------------------------------------
                                                                    PRINCIPAL AMOUNT
                         ISSUER                                        (000 OMITTED)             VALUE
------------------------------------------------------------------------------------------------------
                         Investments in repurchase agreements with
                           Goldman Sachs, in a joint trading account
                           ($490,178,000), dated 10/31/97 due
                           11/01/97, total to be received $490,410,835
                           collateralized by various U.S. Treasury
                           Federal Agency Obligations (with
                           $450,709,000 par and valued at
                           $490,788,912) at cost                             $ 6,886      $  6,886,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $161,222,114)                                         $162,413,885
Other Assets, Less Liabilities - (3.3)%                                                    (5,182,684)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $157,231,201
------------------------------------------------------------------------------------------------------
 ## SEC Rule 144A restriction.
### Securities segregated as collateral for an open futures contract.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
OCTOBER 31, 1997
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $161,222,114)       $162,413,885
  Cash                                                               4,949
  Receivable for Fund shares sold                                1,143,996
  Receivable for investments sold                                7,496,206
  Interest receivable                                            2,653,535
  Other assets                                                      14,133
                                                              ------------
      Total assets                                            $173,726,704
                                                              ------------
Liabilities:
  Distributions payable                                       $    801,388
  Payable for Fund shares reacquired                             8,195,642
  Payable for investments purchased                              7,441,221
  Payable for daily variation margin on open futures
    contracts                                                       11,250
  Payable to affiliates -
    Management fee                                                   1,812
    Distribution and service fee                                    42,378
  Accrued expenses and other liabilities                             1,812
                                                              ------------
      Total liabilities                                       $ 16,495,503
                                                              ------------
Net assets                                                    $157,231,201
                                                              ============

Net assets consist of:
  Paid-in capital                                             $162,546,322
  Unrealized appreciation on investments                           965,554
  Accumulated net realized loss on investments                  (5,443,385)
  Accumulated distributions in excess net investment income       (837,290)
                                                              ------------
      Total                                                   $157,231,201
                                                              ============
Shares of beneficial interest outstanding                      22,116,885
                                                               ==========

Class A shares:
  Net asset value per share
    (net assets of $93,118,408 / 13,094,221 shares of
    beneficial interest outstanding)                             $7.11
                                                                 =====
  Offering price per share (100 / 97.5)                          $7.29
                                                                 =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $39,158,820 / 5,516,938 shares of
    beneficial interest outstanding)                             $7.10
                                                                 =====

Class C shares:
  Net asset value and offering price per share
    (net assets of $22,107,711 / 3,105,295 shares of
    beneficial interest outstanding)                             $7.12
                                                                 =====

Class I shares:
  Net asset value, offering price, and redemption price per share
    (net assets of $2,846,262 / 400,431 shares of
    beneficial interest outstanding)                             $7.11
                                                                 =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. See notes to financial statements

See notes to financial statements

Statement of Operations (Unaudited)
------------------------------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 1997
------------------------------------------------------------------------------

Net investment income:
  Interest income                                                   $5,814,102
                                                                    ----------
  Expenses -
    Management fee                                                  $  309,778
    Trustees' compensation                                              11,139
    Shareholder servicing agent fee                                    100,607
    Distribution and service fee (Class A)                              69,795
    Distribution and service fee (Class B)                             183,418
    Distribution and service fee (Class C)                             105,472
    Printing                                                            28,216
    Administrative fee                                                  11,609
    Postage                                                             11,323
    Auditing fees                                                        8,759
    Custodian fee                                                        6,194
    Legal fees                                                           1,025
    Miscellaneous                                                       81,362
                                                                    ----------
      Total expenses                                                $  928,697
    Fees paid indirectly                                                (4,053)
    Preliminary reimbursement of expense to investment adviser          53,595
                                                                    ----------
      Net expenses                                                  $  978,239
                                                                    ----------
        Net investment income                                       $4,835,863
                                                                    ----------
Realized and unrealized gain on investments:
  Realized gain (loss) (identified cost basis) -
  Investment transactions                                           $  533,752
  Futures contracts                                                   (907,693)
                                                                    ----------
      Net realized loss on investments                              $ (373,941)
                                                                    ----------
  Change in unrealized appreciation (depreciation) -
  Investments                                                       $1,920,980
  Futures contracts                                                    (51,182)
                                                                    ----------
      Net unrealized gain on investments                            $1,869,798
                                                                    ----------
        Net realized and unrealized gain on investments             $1,495,857
                                                                    ----------
          Increase in net assets from operations                    $6,331,720
                                                                    ==========

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                                OCTOBER 31, 1997                    YEAR ENDED
                                                                     (UNAUDITED)                APRIL 30, 1997
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                         $  4,835,863                    $   9,200,518
  Net realized loss on investments                                  (373,941)                        (771,679)
  Net unrealized gain (loss) on investments                        1,869,798                         (542,752)
                                                                ------------                    -------------
    Increase in net assets from operations                      $  6,331,720                    $   7,886,087
                                                                ------------                    -------------
Distributions declared to shareholders -
  From net investment income (Class A)                          $ (3,047,298)                   $  (6,384,077)
  From net investment income (Class B)                            (1,111,849)                      (1,840,820)
  From net investment income (Class C)                              (602,318)                        (942,712)
  From net investment income (Class I)                               (74,398)                         (32,909)
  In excess of net investment income (Class A)                       (10,189)                        (295,355)
  In excess of net investment income (Class B)                        (3,718)                         (85,164)
  In excess of net investment income (Class C)                        (2,014)                         (43,614)
  In excess of net investment income (Class I)                          (249)                          (1,523)
                                                                ------------                    -------------
    Total distributions declared to shareholders                $ (4,852,033)                   $  (9,626,174)
                                                                ------------                    -------------

Net increase in net assets from Fund share transactions         $  8,201,623                    $  10,762,755
                                                                ------------                    -------------
    Total increase in net assets                                $  9,681,310                    $   9,022,668
Net assets:
  At beginning of period                                         147,549,891                      138,527,223
                                                                ------------                    -------------

  At end of period (including accumulated distributions in
    excess of net investment income of $837,290 and $821,120,
    respectively)                                               $157,231,201                    $ 147,549,891
                                                                ============                    =============

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
----------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED APRIL 30,
                                                  OCTOBER 31, 1997             ---------------------------------------------
                                                       (UNAUDITED)               1997               1996               1995
----------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                       $ 7.04             $ 7.12             $ 7.10             $ 7.14
                                                            ------             ------             ------             ------
Income from investment operations# -
  Net investment income(S)                                  $ 0.24             $ 0.47             $ 0.48             $ 0.46
  Net realized and unrealized gain (loss) on
   investments                                                0.07              (0.06)              0.03              (0.04)
                                                            ------             ------             ------             ------
      Total from investment operations                      $ 0.31             $ 0.41             $ 0.51             $ 0.42
                                                            ------             ------             ------             ------
Less distributions declared to shareholders -
  From net investment income                                $(0.24)            $(0.47)            $(0.48)            $(0.46)
  In excess of net investment income(+++)                    (0.00)             (0.02)             (0.01)              --
                                                            ------             ------             ------             ------
      Total distributions declared to shareholders          $(0.24)            $(0.49)            $(0.49)            $(0.46)
                                                            ------             ------             ------             ------
Net asset value - end of period                             $ 7.11             $ 7.04             $ 7.12             $ 7.10
                                                            ======             ======             ======             ======
Total return(+)                                              4.39%++            5.83%              7.50%              6.09%
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                   0.95%+             0.94%              0.95%              0.95%
  Net investment income                                      6.57%+             6.57%              6.73%              6.54%
Portfolio turnover                                            113%               489%               385%               498%
Net assets at end of period (000 omitted)                  $93,118            $91,887            $98,582            $85,773

    +Annualized.
   ++Not annualized.
    #Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
   ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  (+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(+++)For the six months ended October 31, 1997, the per share distribution in excess of net investment income was $0.0008.
  (S)The investment advisor voluntarily agreed to maintain the expenses of the Fund, exclusive of management, distributions, and service fees, at not more than 0.40% of average daily net assets, for the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
    Net investment income                                   $ 0.24             $ 0.47             $ 0.48             $ 0.46
    Ratios (to average net assets):
      Expenses##                                             0.89%+             0.89%              0.91%              0.97%
      Net investment income                                  6.63%+             6.62%              6.77%              6.52%

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                                                                   ---------------------------------------------
                                                                      1994               1993              1992*
----------------------------------------------------------------------------------------------------------------
                                                                   CLASS A
----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                               $ 7.46             $ 7.29             $ 7.31
                                                                    ------             ------             ------
Income from investment operations# -
  Net investment income(S)                                          $ 0.44             $ 0.48             $ 0.08
  Net realized and unrealized gain (loss) on investments             (0.32)              0.17+             (0.02)+
                                                                    ------             ------             ------
      Total from investment operations                              $ 0.12             $ 0.65             $ 0.06
                                                                    ------             ------             ------
Less distributions declared to shareholders(++) -
  From net investment income                                        $(0.42)            $(0.48)            $(0.08)
  In excess of net investment income                                 (0.02)              --                 --
                                                                    ------             ------             ------
      Total distributions declared to shareholders                  $(0.44)            $(0.48)            $(0.08)
                                                                    ------             ------             ------
Net asset value - end of period                                     $ 7.14             $ 7.46             $ 7.29
                                                                    ======             ======             ======
Total return(+)                                                      1.61%              9.17%              4.98%+
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                           0.85%              0.60%              0.55%+
  Net investment income                                              5.99%              6.40%              6.22%+
Portfolio turnover                                                    861%               472%                72%
Net assets at end of period (000 omitted)                         $100,297            $67,470             $4,924

   *For the period from the commencement of the Fund's investment operations, February 26, 1992, through April 30, 1992.
   +Annualized.
   #Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
  +The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++)For the year ended April 30, 1993, the per share distribution from net realized gain on investments was $0.0021.
 (S)The investment advisor voluntarily agreed to maintain the expenses of the Fund, exclusive of management, distributions, and service fees, at not more than 0.40% of average daily net assets, for the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

   Net investment income                                            $ 0.42             $ 0.43             $ 0.07
   Ratios (to average net assets):
     Expenses##                                                      1.07%              1.29%              1.44%+
     Net investment income                                           5.77%              5.70%              5.33%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                          YEAR ENDED APRIL 30,
                                         OCTOBER 31, 1997        ------------------------------------------------------
                                              (UNAUDITED)              1997          1996          1995          1994**
-----------------------------------------------------------------------------------------------------------------------
                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period
                                                   $ 7.03            $ 7.11        $ 7.10        $ 7.14        $ 7.50
                                                   ------            ------        ------        ------        ------
Income from investment operations# -
  Net investment income(S)                         $ 0.20            $ 0.41        $ 0.42        $ 0.41        $ 0.21
  Net realized and unrealized gain (loss) on
   investments                                       0.08             (0.05)         0.03         (0.05)        (0.33)
                                                   ------            ------        ------        ------        ------
      Total from investment operations             $ 0.28            $ 0.36        $ 0.45        $ 0.36        $(0.12)
                                                   ------            ------        ------        ------        ------
Less distributions declared to shareholders -
  From net investment income                       $(0.20)           $(0.42)       $(0.42)       $(0.40)       $(0.23)
  In excess of net investment income                (0.01)            (0.02)        (0.02)       --             (0.01)
                                                   ------            ------        ------        ------        ------
      Total distributions declared to
       shareholders                                $(0.21)           $(0.44)       $(0.44)       $(0.40)       $(0.24)
                                                   ------            ------        ------        ------        ------
Net asset value - end of period                    $ 7.10            $ 7.03        $ 7.11        $ 7.10        $ 7.14
                                                   ======            ======        ======        ======        ======
Total return                                        3.98%++           4.99%         6.52%         5.20%       (1.69)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                          1.75%+            1.78%         1.75%         1.81%         1.74%+
  Net investment income                             5.73%+            5.75%         5.90%         5.73%         4.90%+
Portfolio turnover                                   113%              489%          385%          498%          861%
Net assets at end of period (000 omitted)         $39,159           $34,875       $26,464       $17,334       $12,072

 **For the period from the commencement of the Fund's offering of Class B shares, September 7, 1993, through April
   30, 1994.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S)The investment advisor voluntarily agreed to maintain the expenses of the Fund, exclusive of management, distributions, and service fees, at not more than 0.40% of average daily net assets, for the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:

   Net investment income                           $ 0.20             $ 0.41        $ 0.42        $ 0.41       $ 0.20
   Ratios (to average net assets):
     Expenses##                                     1.69%+             1.77%         1.77%         1.82%        1.96%+
     Net investment income                          5.79%+             5.76%         5.88%         5.72%        4.68%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED         YEAR ENDED APRIL 30,
                                                                 OCTOBER 31, 1997    ----------------------------
                                                                      (UNAUDITED)      1997      1996    1995***
-----------------------------------------------------------------------------------------------------------------
                                                                          CLASS C
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                      $ 7.05    $ 7.13    $ 7.11    $ 7.08
                                                                           ------    ------    ------    ------
Income from investment operations# -
  Net investment income(S)                                                 $ 0.20    $ 0.41    $ 0.41    $ 0.37
  Net realized and unrealized gain (loss) on investments                     0.08     (0.06)     0.04     (0.01)
                                                                           ------    ------    ------    ------
      Total from investment operations                                     $ 0.28    $ 0.35    $ 0.45    $ 0.36
                                                                           ------    ------    ------    ------
Less distributions declared to shareholders -
  From net investment income                                               $(0.20)   $(0.41)   $(0.41)   $(0.33)
  In excess of net investment income                                        (0.01)    (0.02)    (0.02)    --
                                                                           ------    ------    ------    ------
      Total distributions declared to sharheolders                         $(0.21)   $(0.43)   $(0.43)   $(0.33)
                                                                           ------    ------    ------    ------
Net asset value -- end of period                                           $ 7.12    $ 7.05    $ 7.13    $ 7.11
                                                                           ======    ======    ======    ======
Total return                                                                3.95%++   5.08%     6.44%     5.25%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                                  1.80%+    1.80%     1.80%     1.85%+
  Net investment income                                                     5.67%+    5.80%     5.76%     6.01%+
Portfolio turnover                                                           113%      489%      385%      498%
Net assets at end of period (000 omitted)                                 $22,108   $18,862   $13,842    $4,450

***For the period from the commencement of the Fund's offering of Class C shares, July 1, 1994, through April 30, 1995.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S)The investment advisor voluntarily agreed to maintain the expenses of the fund, exclusive of management, distributions, and service fees, at not more than 0.40% of average daily net assets, for the periods indicated. To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
    Net investment income                                                  $ 0.20    $ 0.41    $ 0.41    $ 0.37
    Ratios (to average net assets):
      Expenses##                                                             1.74%+    1.81%     1.75%     1.88%+
      Net investment income                                                  5.73%+    5.80%     5.81%     5.98%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                   YEAR ENDED
                                                               OCTOBER 31, 1997                    APRIL 30,
                                                                    (UNAUDITED)                     1997****
------------------------------------------------------------------------------------------------------------
                                                                        CLASS I
------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 7.04                       $ 7.08
                                                                         ------                       ------
Income from investment operations# -
  Net investment income(S)                                               $ 0.23                       $ 0.15
  Net realized and unrealized gain (loss) on investments                   0.08                        (0.03)
                                                                         ------                       ------
      Total from investment operations                                   $ 0.31                       $ 0.12
                                                                         ------                       ------

Less distributions declared to shareholders -
  From net investment income                                             $(0.23)                      $(0.15)
  In excess of net investment income                                      (0.01)                       (0.01)
                                                                         ------                       ------
      Total distributions declared to shareholders                       $(0.24)                      $(0.16)
                                                                         ------                       ------
Net asset value - end of period                                          $ 7.11                       $ 7.04
                                                                         ======                       ======
Total return                                                              4.47%++                      1.72%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses                                                                0.80%+                       1.17%+
  Net investment income                                                   6.72%+                       8.68%+
Portfolio turnover                                                         113%                         489%
Net assets at end of period (000 omitted)                                $2,846                       $1,925

****For the period from the commencement of the Fund's offering of Class I shares, January 2, 1997, through
    April 30, 1997.
   +Annualized.
  ++Not annualized.
   #Per share data are based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees indirectly.
 (S)The investment advisor voluntarily agreed to maintain the expenses of the fund, exclusive of management, distributions, and service fees, at not more than 0.40% of average daily net assets, for the periods indicated.  To the extent actual expenses were over/under these limitations, the net investment income per share and the ratios would have been:
    Net investment income                                                $ 0.23                       $ 0.15
    Ratios (to average net assets):
      Expenses##                                                          0.74%+                       1.17%+
      Net investment income                                               6.78%+                       8.68%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Limited Maturity Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts, options, and options on futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement. The Fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Futures Contracts - The Fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest or exchange rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex- interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. This fee is reduced according to an expense offset arrangement with State Street Bank, the dividend disbursing agent, which provides for partial reimbursement of custody fees based on a formula developed to measure the value of cash deposited by the Fund with the custodian and with the dividend disbursing agent. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

At April 30, 1997, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,844,580 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on April 30, 2003, ($3,619,464) and April 30, 2005, ($1,225,116).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares. The classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of average daily net assets.

The Fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management, distribution, and service fees. The Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At October 31, 1997, the Fund has reimbursed MFS for all expenses paid by MFS under the reimbursement agreement and the agreement has been terminated.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $2,864 for the period ended October 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $22,147 for the period ended October 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum (reduced to a maximum of 0.05% per annum for an indefinite period) of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $11,805 for the period ended October 31, 1997. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Fund may determine. Fees incurred under the distribution plan during the period ended October 31, 1997, were 0.15% of average daily net assets attributable to Class A shares on an annualized basis.

The Trustees have adopted a distribution plan relating solely to Class B and C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is currently being reduced to 0.15% on Class B shares held over one year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $3,740 and $330 for Class B and Class C shares, respectively, for the period ended October 31, 1997. Fees incurred under the distribution plan during the period ended October 31, 1997, were 0.95% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis respectively.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended October 31, 1997, were $5,622, $33,527, and $10,005 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
U.S. government securities                            $90,449,634    $91,361,115
                                                      -----------    -----------
Investments (non-U.S. government securities)          $87,995,575    $77,693,105
                                                      -----------    -----------

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $161,222,114
                                                                   ------------
Gross unrealized appreciation                                      $  1,512,027
Gross unrealized depreciation                                          (320,256)
                                                                   ------------
    Net unrealized appreciation                                    $  1,191,771
                                                                   ============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                             PERIOD ENDED OCTOBER 31, 1997       YEAR ENDED APRIL 30, 1997
                             -----------------------------    ----------------------------
                                   SHARES           AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
Shares sold                    16,957,218    $ 120,062,682     18,594,948    $ 131,842,272
Shares issued to
  shareholders in
  reinvestment of
  distributions                   259,790        1,839,203        679,953        4,817,456
Transfer to Class I                  --               --         (208,928)      (1,608,228)
Shares reacquired             (17,169,284)    (121,587,524)   (19,861,941)    (140,565,252)
                              -----------    -------------    -----------    -------------
    Net increase (decrease)        47,724    $     314,361       (795,968)   $  (5,513,752)
                              ===========    =============    ===========    =============

Class B Shares
                             PERIOD ENDED OCTOBER 31, 1997       YEAR ENDED APRIL 30, 1997
                             -----------------------------      --------------------------
                                   SHARES           AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
Shares sold                     2,161,086    $  15,254,646      4,460,355    $  31,584,299
Shares issued to
  shareholders in
  reinvestment of
  distributions                    87,078          615,317        179,795        1,272,096
Shares reacquired              (1,690,044)     (11,942,543)    (3,401,650)     (24,063,061
                              -----------    -------------    -----------    -------------
    Net increase                  558,120    $   3,927,420      1,238,500    $   8,793,335
                              ===========    =============    ===========    =============

Class C Shares
                             PERIOD ENDED OCTOBER 31, 1997       YEAR ENDED APRIL 30, 1997
                             -----------------------------      --------------------------
                                   SHARES           AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
Shares sold                     1,336,913    $   9,477,561      1,857,379    $  13,187,162
Shares issued to
  shareholders in
  reinvestment of
  distributions                    49,285          349,467        107,096          759,821
Shares reacquired                (954,837)      (6,768,199)    (1,182,437)      (8,400,483)
                              -----------    -------------    -----------    -------------
    Net increase                  431,361    $   3,058,829        782,038    $   5,546,500
                                  =======    =============        =======    =============

Class I Shares
                             PERIOD ENDED OCTOBER 31, 1997       YEAR ENDED APRIL 30, 1997*
                             -----------------------------    ----------------------------
                                   SHARES           AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
Shares sold                       126,835    $     899,086        152,170    $     949,580
Shares issued to
  shareholders in
  reinvestment of
  distributions                     8,344           59,074          4,893           34,499
Transfer from Class A                --               --          208,928        1,608,228
Shares reacquired                  (8,082)         (57,147)       (92,657)        (655,634)
                                  -------    -------------        -------    -------------
    Net increase                  127,097    $     901,013        273,334    $   1,936,673
                                  =======    =============        =======    =============

*For the period from commencement of the Fund's offering of Class I shares, January 2, 1997, through April 30, 1997.

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended October 31, 1997, was $431.

(7) Financial Instruments
The Fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 1997, is as follows:

Futures Contracts
                                                                                                       UNREALIZED
DESCRIPTION                             EXPIRATION           CONTRACTS            POSITION           DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Treasury Notes                       December 1997                 240               Short               $226,217
                                                                                                         ========

At October 31, 1997, the Fund had sufficient cash and/or at least equal to the value of the open futures contracts.




                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) LIMITED MATURITY FUND

Trustees                                               Custodian
A. Keith Brodkin* - Chairman and President             Investors Bank & Trust Company

Richard B. Bailey* - Private Investor; Former          Investor Information
Chairman and Director (until 1991),                    For MFS stock and bond market outlooks,
Massachusetts Financial Services Company;              call toll free: 1-800-637-4458 anytime
Director, Cambridge Bancorp; Director,                 from a touch-tone telephone.
Cambridge Trust Company
                                                       For information on MFS mutual funds, call
Peter G. Harwood - Private Investor                    your financial adviser or, for an information
                                                       kit, call toll free: 1-800-637-2929 any
J. Atwood Ives - Chairman and Chief Executive          business day from 9 a.m. to 5 p.m. Eastern
Officer, Eastern Enterprises                           time (or leave a message anytime).

Lawrence T. Perera - Partner, Hemenway &               Investor Service
Barnes                                                 MFS Service Center, Inc.
                                                       P.O. Box 2281
William J. Poorvu - Adjunct Professor,                 Boston, MA 02107-9906
Harvard University Graduate School of
Business Administration                                For general information, call toll free:
                                                       1-800-225-2606 any business day from
Charles W. Schmidt - Private Investor                  8 a.m. to 8 p.m. Eastern time.

Arnold D. Scott* - Senior Executive Vice               For service to speech- or hearing-impaired,
President, Director and Secretary,                     call toll free: 1-800-637-6576 any business
Massachusetts Financial Services Company               day from 9 a.m. to 5 p.m. Eastern time. (To
                                                       use this service, your phone must be equipped
Jeffrey L. Shames* - President and Director,           with a Telecommunications Device for the
Massachusetts Financial Services Company               Deaf.)

Elaine R. Smith - Independent Consultant               For share prices, account balances, and
                                                       exchanges, call toll free: 1-800-MFS-TALK
David B. Stone - Chairman, North American              (1-800-637-8255) anytime from a
Management Corp. (investment advisers)                 touch-tone telephone.

Investment Adviser                                     World Wide Web
Massachusetts Financial Services Company               www.mfs.com
500 Boylston Street
Boston, MA 02116-3741
                                                       [Dalbar Logo]       For the fourth year in a
Distributor                                                                row, MFS earned a #1
MFS Fund Distributors, Inc.                            ranking in the DALBAR, Inc. Broker/Dealer
500 Boylston Street                                    Survey, Main Office Operations Service
Boston, MA 02116-3741                                  Quality Category. The firm achieved a 3.42
                                                       overall score on a scale of 1 to 4 in the
Portfolio Manager                                      1997 survey. A total of 111 firms responded,
Geoffrey L. Kurinsky*                                  offering input on the quality of service they
                                                       received from 29 mutual fund companies
Treasurer                                              nationwide. The survey contained questions
W. Thomas London*                                      about service quality in 11 categories,
                                                       including "knowledge of operations contact,"
Assistant Treasurers                                   "keeping you informed," and "ease of doing
Mark E. Bradley*                                       business" with the firm.
Ellen Moynihan*
James O. Yost*

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser


                                                         -------------
MFS(R) LIMITED MATURITY FUND                               BULK RATE
                                                          U.S. POSTAGE
                                                             PAID
                                                              MFS
                                                         -------------
500 Boylston Street
Boston, MA 02116-3741


[LOGO] M F S(SM)
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)



   [DALBAR
    LOGO]
TOP-RATED SERVICE



(c)1997 MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116-3741
                                                  MLM-3 12/97 20M 36/236/336/836